Franked Investment Income Group Litigation order	6 Months Ended
Jun. 30, 2026
Gains (losses) on litigation settlements [abstract]
Franked Investment Income Group Litigation order	14. Franked investment income litigation order
The Group has been the principal test claimant in an action in the United Kingdom against HM Revenue and Customs (HMRC) in the FII GLO. There were 11 corporate groups in the FII GLO as at 30 June 2026. The case concerned the treatment for UK corporate tax purposes of profits earned overseas and distributed to the UK.
Following a number of hearings (on limitation and computation) by the High Court, Court of Appeal and Supreme Court in the UK
and the European Court of Justice over a number of years, which reduced the value of the Group’s claim to approximately
£0.3 billion, mainly as the result of the application of simple interest, in January 2026 the Supreme Court refused HMRC permission to appeal the Court of Appeal's judgment on limitation. In February 2026, the Supreme Court decided to grant permission to appeal on the computational issue on another test case. However, the Group considers that the computational issue should not impact BAT’s claim and considers that the litigation has now reached its conclusion.
During 2015, HMRC paid to the Group a gross amount of £1.2 billion in two separate payments, less a deduction (withheld by
HMRC) of £0.3 billion. The payments made by HMRC were made without any admission of liability and were subject to refund if
HMRC succeeded on appeal. Due to the uncertainty of the amounts and eventual outcome the Group did not recognise any impact in the income statement in prior periods in respect of the receipt (being net £0.9 billion) which was held within trade and other payables. The Group made interim payments to HMRC of £479 million in 2025 and annual payments of £50 million in each of 2024, 2023 and 2022. In 2026, the Group will repay £222 million (of which £111 million was paid in the first six months of 2026).
A final payment of £43 million will be paid in 2027.
However, as the Group considers that, following the judgment by the Supreme Court in the UK, the litigation has now reached its conclusion, an adjusting tax credit of £95 million and an adjusting credit to net finance costs of £315 million has been recognised in the six months ended 30 June 2026.
With respect to the remaining amounts repayable to HMRC, in the six months ended 30 June 2026, the Group recognised an adjusting interest charge of £0.3 million (30 June 2025: £19 million).
Information for FII GLO for 2025 was disclosed on pages 278 and 279 of the Annual Report and Accounts for the year ended 31
December 2025 and page 126 of the 2025 Form 20-F.